SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Property and Equipment Annual Depreciation Rates

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, peripheral equipment and software	15 - 33 (mainly 33)
Office furniture and equipment	6 - 20 (mainly 15)
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Schedule of disaggregated revenues by major product line

The following table provides information about disaggregated revenues by major product line:

	Year ended December 31,
	2021	2020

Products	$90,292	$72,286
Services	103,220	106,176
Subscriptions	92,984	71,565

	$286,496	$250,027

Employee Stock Option [Member]
Schedule of Weighted Average Assumptions Used to Calculate Fair Value of Company's Stock Options

The expected option term represents the period of time that options are expected to be outstanding based on historical experience. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The fair value of the Company’s share options granted to employees and directors for the years ended December 31, 2021, 2020 and 2019 was estimated using the following weighted average assumptions:

Employees’ share option plan:

	Year ended December 31,
	2021	2020	2019

Risk free interest rate	0.89%	0.33%	1.86%
Dividend yields	0%	0%	0%
Expected volatility	27%	26%	26%
Weighted average expected term from grant date (in years)	3.46	3.68	3.83

Restricted Stock Units (RSUs) [Member]
Schedule of Weighted Average Assumptions Used to Calculate Fair Value of Company's Stock Options

The fair value of each market-condition based RSUs is estimated on the date of grant using the Monte Carlo model that uses the assumptions noted in the following table:

	Year ended December 31,
	2021	2020	2019

Risk free interest rate	-	0.36%	1.59%
Dividend yields	-	0%	0%
Expected volatility	-	24.97%	27.67%